NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
NOTES PAYABLE
NOTES PAYABLE

NOTE 4: NOTES PAYABLE

As of December 31, 2012, the Company had an outstanding loan to a third party in the amount of $74,900, which was originally issued during 2006 as part of an Investment Agreement.  The loan was unsecured and bore interest at 25% per year for four years. The Company had accrued interest of $74,900, which was included in accounts payable and accrued expenses on the balance sheet.  The note was in default until October 24, 2011, at which time the Company entered into a Termination and Release Agreement (“Release”) with the third party.  The terms of the Release, among other things, terminated the Investment Agreement between the parties, and required the Company to issue a Promissory Note to the third-party in the combined amount of principal and accrued interest to date, for a total principal amount of $149,800.  The note is interest free, and is payable in monthly installments of $2,000 beginning November 1, 2011.  As of September 30, 2013 and December 31, 2012, the principal amount owing was $103,800 and $121,800, respectively, of which $24,000 and $24,000, respectively, has been recorded as the current portion of the note, and $79,800 and $97,800, respectively, as the long-term portion of the note, respectively. The Company has paid $18,000 in monthly installments for the nine months ended September 30, 2013.

On August 15, 2012, the Company issued a Secured Promissory Note to CMGO Investors LLC, the agent for the former holders of CMGO’s senior debt, in the amount of $425,000, related to the separation of the Company from CMGO, which took place on August 17, 2012.  The note bore interest at 8% per annum.  Pursuant to an extension granted by the noteholder, the note was due on February 6, 2013.  The noteholder had the option to convert the principal and interest into 10% of the Company’s total issued and outstanding common shares as of the date of the notice to convert, but in no event more than 6,000,000 shares. On February 6, 2013, the Secured Promissory Note was repaid in full. Payment consisted of cash payments of $200,000, of which $16,339 was interest and $183,661 was principal. The balance of the principal of $241,359 was repaid with the issuance of 1,998,402 common shares of the Company, which represented 5.678562% of the outstanding shares on February 6, 2013.

During the period ended March 31, 2013, AEAC borrowed an additional $382,500 which was evidenced by the issuance of AEAC Debentures, $30,000 of which was accounts payable converted into debt. These debentures bore interest at 8% per annum and were due one year from the date of issuance. The debenture holders had the option to convert the principal and interest at an exercise price $0.25 per share.

In connection with the Merger that occurred March 25, 2013, the Company assumed the obligations under the AEAC debentures and issued new AE Debentures which in turn were converted by the holders thereof into an aggregate of 5,871,752 shares of the Company’s common stock. These shares were issued for the conversion of total principal of $1,400,200 and accrued interest of $67,732 on the former AE Debentures.

On August 3, 2013 the Company borrowed $150,000 with a coupon rate of 10%, due on September 10, 2013 with a warrant to purchase 20,000 common shares, vesting immediately with a strike price of $0.50. The 20,000 common share warrant was valued at $6,930 on August 3, 2013 using a closing price that day of $0.47, a strike price of $0.50, term of 5 years, volatility of 100%, dividends of 0%, and a discount rate of 1.36%. The value of the warrant of $6,930 is reflected as a discount to the note for a net amount of $143,070. For the period ended September 30, 2013, interest was accrued in the amount of $2,384.

NOTE 8: NOTES PAYABLE

As of December 31, 2012 and 2011, the Company had an outstanding loan to a third party in the amount of $74,900, which was originally issued during 2006 as part of an Investment Agreement.  The loan was unsecured and bore interest at 25% per year for four years.  The Company had accrued interest of $74,900, which was included in accounts payable and accrued expenses on the balance sheet.  The note was in default until October 24, 2011, at which time the Company entered into a MTTF Termination and Release Agreement (“Release”) with the third party.  The terms of the Release, among other things, terminated the Investment Agreement between the parties, and required the Company to issue a Promissory Note to the third-party in the combined amount of principal and accrued interest to date, for a total principal amount of $149,800.  The note is interest free, and is payable in monthly installments of $2,000 beginning November 1, 2011.  As of December 31, 2012 and 2011, the principal amount owing was $121,800 and $145,800, respectively, of which $24,000 and $24,000, has been recorded as the current portion of the note, and $97,800 and $121,800 as the long-term portion of the note, respectively.

On August 17, 2012, the Company issued a Secured Promissory Note to CMGO Investors LLC, the agent for the former holders of CMG’s senior debt, in the amount of $425,000, related to acquisition of the Company by AEAC.  The note is payable in full pursuant to the extension in the payoff agreement by February 6, 2013, and bears interest at 8% per annum (360-day year).  The noteholder has the option to convert the principal and interest into 10% of the Company’s total issued and outstanding restricted common shares as of the date of the notice to convert, but in no event more than 6,000,000 shares. As of December 31, 2012, interest in the amount of $13,033 has been accrued. On February 6, 2013 the Secured Promissory Note to CMGO Investors LLC was repaid in full.